Significant accounting policies - Reference rates (Details) - USD LIBOR - Later than 2023-06-30 $ in Millions	Dec. 31, 2021 USD ($)
Lending contracts
Reform for new reference rates
Nominal amounts	$ 1,870
Derivatives
Reform for new reference rates
Nominal amounts	$ 19,284